CASH AND BORROWINGS - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 313	$ 457
Bank overdrafts	14	62	$ 18
Finance lease liabilities		7
Private Placement Notes	1,123	1,124
Total borrowings	1,450	1,650
Within one year or on demand
Disclosure of detailed information about borrowings [line items]
Bank loans	13	22
Bank overdrafts	14	62
Finance lease liabilities		2
Total borrowings	27	86
Between one and two years
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities		2
Private Placement Notes	124
Total borrowings	124	2
Between two and three years
Disclosure of detailed information about borrowings [line items]
Bank loans	300	300
Finance lease liabilities		3
Private Placement Notes		125
Total borrowings	300	428
Between three and four years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	264
Total borrowings	264
Between four and five years
Disclosure of detailed information about borrowings [line items]
Bank loans		135
Private Placement Notes	125	264
Total borrowings	125	399
After five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	610	735
Total borrowings	$ 610	$ 735